Other employee benefits (Schedule of net benefit liability for other employee benefits (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Employee Benefits [Line Items]
Unfunded benefit obligation	$ 128,843	$ 129,616	$ 116,696
Vacation accrual and other - non-current	3,275	3,046
Net liability	$ 132,118	$ 132,662